FIDELITY (LOGO)         FMR Corp. 82 Devonshire
INVESTMENTS(registered  Street Boston MA  02109-3614
trademark)              617 563 7000

                        May 24, 1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:  File Room



Re:         Fidelity Aberdeen Street
            Trust (the trust):

            Fidelity Freedom Income
            Fund(Registered trademark)
            Fidelity Freedom 2000
            Fund(Registered trademark)
            Fidelity Freedom 2010
            Fund(Registered trademark)
            Fidelity Freedom 2020
            Fund(Registered trademark)
            Fidelity Freedom 2030
            Fund(Registered trademark)
            (the funds)

            File Nos. 33-43529 and 811-6440

______________________________________________________________________

Ladies and Gentlemen:

 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced funds does not differ from that filed in the most recent post-effective amendment, which was filed electronically.

        Very truly yours,







        /s/ Eric D. Roiter
        Eric D. Roiter
        Secretary